Property, Plant and Equipment - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment [Line Items]
Asset impairment charges	$ 0	$ 0	$ 0
Machinery and Equipment
Property, Plant and Equipment [Line Items]
Net book value of capital lease assets	300,000	700,000
Land and Building
Property, Plant and Equipment [Line Items]
Net book value of capital lease assets	$ 1,100,000	$ 1,500,000